Basic and diluted net earnings (loss) per share	6 Months Ended
Jun. 30, 2023
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic and diluted net earnings (loss) per share	Basic and diluted net earnings (loss) per share
Basic and diluted earnings (loss) per share have been calculated on the basis of net earnings (loss) attributable to the common shareholders of the Company and the weighted average number of common shares and bonus deferral restricted share units outstanding. Diluted net earnings (loss) per share is computed using the weighted-average number of common shares, additional shares issued subsequent to quarter-end under the dividend reinvestment plan, and, if dilutive, potential incremental common shares related to the convertible debentures or resulting from the application of the treasury stock method to the Green Equity Units (note 7) and the weighted average number of outstanding share options, PSUs, RSUs and DSUs outstanding during the period.
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Net earnings (loss) attributable to shareholders of AQN	(253,231)	(33,387)	$16,908	$57,578
Series A preferred shares dividend	1,142	1,219	2,290	2,437
Series D preferred shares dividend	938	1,001	1,882	2,003
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$(255,311)	$(35,607)	$12,736	$53,138
Weighted average number of shares
Basic	687,847,010	674,742,897	688,277,615	674,720,319
Effect of dilutive securities	—	—	2,127,104	3,046,590
Diluted	687,847,010	674,742,897	690,404,719	677,766,909
This calculation of diluted shares excludes the potential impact of the Green Equity Units and all potential incremental shares that may become issuable pursuant to outstanding securities of the Company for the three months ended June 30, 2023 and 6,350,530 securities for the six months ended June 30, 2023 as they are anti-dilutive. This calculation of diluted shares for the six months ended June 30, 2022 excludes the potential impact of 1,134,711 securities, as they are anti-dilutive.